Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	78 Months Ended
		Apr. 30, 2025	Apr. 30, 2025	Apr. 30, 2025
C000186138 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar U.S. Equity Fund
Average Annual Return, Percent		8.58%	14.64%	10.18%
C000186139 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar International Equity Fund
Average Annual Return, Percent		9.31%	10.04%	5.95%
C000186140 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar Global Income Fund
Average Annual Return, Percent		9.58%	7.25%	5.66%
C000186141 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar Total Return Bond Fund
Average Annual Return, Percent		7.53%	(0.64%)	1.77%
C000186142 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar Municipal Bond Fund
Average Annual Return, Percent		2.06%	1.69%	2.05%
C000186143 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar Defensive Bond Fund
Average Annual Return, Percent		7.41%	2.68%	2.87%
C000186144 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar Multisector Bond Fund
Average Annual Return, Percent		8.84%	3.21%	2.58%
C000186145 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar Global Opportunistic Equity Fund
Average Annual Return, Percent		10.22%	10.94%	7.91%
C000186146 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar Alternatives Fund
Average Annual Return, Percent		7.55%	4.66%	4.08%
Morningstar U S Market Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar U.S. Market Index
Average Annual Return, Percent		11.51%	15.18%	12.93%
Morningstar Global Markets ex U S Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar Global Markets ex U.S. Index
Average Annual Return, Percent		11.03%	10.13%	6.75%
Morningstar Global Markets NR Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar Global Markets NR Index
Average Annual Return, Percent	[1]	11.03%	12.75%	9.91%
Bloomberg U S Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	[2]	8.02%	(0.67%)	1.95%
Bloomberg Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
Average Annual Return, Percent	[3]	1.66%	1.17%	2.14%
Morningstar Global Income Blended Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar Global Income Blended Index
Average Annual Return, Percent		10.03%	7.99%	6.76%
Morningstar Municipal Bond Blended Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar Municipal Bond Blended Index
Average Annual Return, Percent		2.21%	1.25%	1.73%
Bloomberg U S Aggregate 1 3 Year Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate 1-3 Year Index
Average Annual Return, Percent		6.76%	1.54%	2.34%
Bloomberg Multisector Bond Blended Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Multisector Bond Blended Index
Average Annual Return, Percent		8.99%	4.20%	3.57%
Morningstar U S Cash T Bill TR USD Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar U.S. Cash T-Bill TR USD Index
Average Annual Return, Percent		4.97%	2.69%	2.54%

[1]	Effective July 24, 2024, the Fund changed its broad-based securities market benchmark from the Morningstar Global Income Blended Index to the Morningstar Global Markets NR Index in connection with new regulatory requirements.
[2]	Effective July 24, 2024, the Fund changed its broad-based securities market benchmark from the Morningstar Multisector Bond Blended Index to the Bloomberg U.S. Aggregate Bond Index in connection with new regulatory requirements.
[3]	Effective July 24, 2024, the Fund changed its broad-based securities market benchmark from the Morningstar Municipal Bond Blended Index to the Bloomberg Municipal Bond Index in connection with new regulatory requirements.